Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development, net	$ (5,724)	$ (7,736)
General and administrative, net	(4,131)	(5,545)
Operating loss	(9,855)	(13,281)
Financing income, net	228	118
Loss on disposal of property and equipment	(2)	(5)
Loss on legal settlement, net	(1,111)
Net loss	$ (10,740)	$ (13,168)
Basic net loss per share	$ (1.05)
Diluted net loss per share	$ (1.05)	$ (1.81)
Basic weighted average common shares outstanding	10,199,984	7,260,344
Weighted Average Number of Shares Outstanding, Diluted	10,199,984	7,260,344